Teachers Insurance and Annuity Association of America	Rachael M. Zufall
College Retirement and Equities Fund	Senior Counsel
8500 Andrew Carnegie Boulevard	rzufall@tiaa-cref.org
Charlotte, NC 28262	704.988.4446 (tel)
704.595.0946 (fax)

May 2, 2007

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Rule 497(j) Filing for the Lifecycle Funds (the “Funds”)
of the TIAA-CREF Institutional Mutual Funds

Commissioners:

       In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the form of prospectuses and Statement of Additional Information (SAI) that the Funds would have filed under Rule 497(c) under the Securities Act would not have differed from the prospectuses and SAI contained in Post-Effective Amendment No. 23 to the Funds’ Registration Statement on Form N-1A (File No. 333-76651); and (ii) the text of this amendment was filed electronically via EDGAR on April 24, 2007.

       Please contact the undersigned at the number listed above, if you have any questions or comments regarding this letter.

Sincerely,

/s/ Rachael M. Zufall
Rachael M. Zufall